Financial Instruments (Details Narrative) - CAD ($)	Feb. 29, 2024	Feb. 28, 2023
IfrsStatementLineItems [Line Items]
Cash	$ 25,000	$ 35,000
Credits Risk [Member]
IfrsStatementLineItems [Line Items]
Restricted cash		$ 7,521,238
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Restricted cash	0
Cash	7,496,238
Financial liabilities	$ 2,532,332